General, Administrative and Marketing Expenses (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
General Administrative And Marketing Expenses [Line Items]
General, Administrative and Marketing Expenses		₪ 8,303,000	$ 2,394	₪ 11,048,000	₪ 6,950,000
Payroll and related expenses [Member]
General Administrative And Marketing Expenses [Line Items]
General, Administrative and Marketing Expenses		2,926		2,822	1,418
Share-based payments [Member]
General Administrative And Marketing Expenses [Line Items]
General, Administrative and Marketing Expenses	[1]	2,243		1,445	1,617
Directors' salary and insurance [Member]
General Administrative And Marketing Expenses [Line Items]
General, Administrative and Marketing Expenses		411		787	740
Rent and office maintenance [Member]
General Administrative And Marketing Expenses [Line Items]
General, Administrative and Marketing Expenses		321		364	407
Professional services [Member]
General Administrative And Marketing Expenses [Line Items]
General, Administrative and Marketing Expenses		1,827		5,039	2,248
Depreciation [Member]
General Administrative And Marketing Expenses [Line Items]
General, Administrative and Marketing Expenses		47		38	25
Other [Member]
General Administrative And Marketing Expenses [Line Items]
General, Administrative and Marketing Expenses		₪ 528		₪ 553	₪ 495

[1]	Share-based payments expenses for the year ended December 31, 2017, include amount of NIS 1.5 million due to fair value estimate of services received through the Alpha Purchase Agreement.